OTHER INCOME, NET - Schedule Of Other Nonoperating Income (Expense) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Guarantee income	¥ 6,364,065	¥ 14,687,691	¥ 18,574,433
Donations	(4,453,015)	(12,395,500)	(701,000)
Total	¥ 1,911,050	¥ 2,292,191	¥ 17,873,433
Minimum [Member]
liability term	1 year
Maximum [Member]
liability term	16 years